Performance Management - Innovator U.S. Small Cap Power Buffer ETF - January	Oct. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the Russell 2000 Total Return Index and the Russell 2000 Price Index. Both indices have the same constituents in the same weights. However, the Russell 2000 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the Russell 2000 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETF, the returns of the Russell 2000 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. On January 1, 2021, the Fund ceased to invest in FLEX Options on the Russell 2000 Price Return Index, and instead began investing in FLEX Options on the iShares Russell 2000 ETF. Therefore, the Fund’s performance and historical returns for the periods prior to January 1, 2021 are not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the Russell 2000 Total Return Index and the Russell 2000 Price Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 15.12% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was (19.09)% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2024
Innovator U.S. Small Cap Power Buffer ETF™ – January	1 Year	5 Years	Since Inception (12/31/2019)
Return Before Taxes	9.30%	6.98%	6.98%
Return After Taxes on Distributions	9.30%	6.98%	6.98%
Return After Taxes on Distributions and Sale of Fund Shares	5.50%	5.48%	5.48%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.40%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)	10.02%	5.98%	5.98%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com